Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue:
Total revenue	$ 9,653,440	$ 10,098,400	$ 30,561,983	$ 30,493,839	$ 40,613,709	$ 41,432,863
Expenses:
Restaurant cost of sales	3,161,379	3,259,223	9,954,144	9,912,091	13,288,422	13,692,921
Restaurant operating expenses	5,858,495	5,781,284	18,846,454	17,008,047	23,565,526	23,432,124
Restaurant pre-opening and closing expenses	125,000	113,000	267,888	312,652	412,979	319,282
General and administrative expenses	1,572,774	1,092,529	4,784,791	3,407,612	4,578,788	4,545,496
Asset impairment charge	2,637,969		4,007,050	1,731,267	1,959,510	2,395,616
Depreciation and amortization	531,265	523,680	1,627,682	1,594,673	2,163,585	2,282,801
Total expenses	13,886,882	10,769,716	39,488,009	33,966,342	45,968,810	46,668,240
Operating loss	(4,233,442)	(671,316)	(8,926,026)	(3,472,503)	(5,355,101)	(5,235,377)
Other expense
Interest expense	(162,845)	(630,223)	(542,135)	(1,895,162)	(2,527,464)	(2,592,961)
Loss on debt refinancing						(95,310)
Other income (expense)	109,805	(223,439)	(86,240)	(217,949)	(17,926)	112,984
Total other expense	(53,040)	(853,662)	(628,375)	(2,113,111)	(2,545,390)	(2,575,287)
Loss before income taxes	(4,286,482)	(1,524,978)	(9,554,401)	(5,585,614)	(7,900,491)	(7,810,664)
Income tax benefit (expense)	(4,803)	206,366	(61,213)	779,361	701,224	644,429
Consolidated net loss	(4,291,285)	(1,318,612)	(9,615,614)	(4,806,253)	(7,199,267)	(7,166,235)
Less: Net loss attributable to non-controlling interests	406,544	80,737	641,002	210,484	344,847	371,464
Net loss attributable to Chanticleer Holdings, Inc.	(3,884,741)	(1,237,875)	(8,974,612)	(4,595,769)	(6,854,420)	(6,794,771)
Dividends on redeemable preferred stock	(28,219)	(28,219)	(84,019)	(84,020)	(118,604)	(108,206)
Net loss attributable to common shareholders of Chanticleer Holdings, Inc.	$ (3,912,960)	$ (1,266,094)	$ (9,058,631)	$ (4,679,789)	$ (6,973,024)	$ (6,902,977)
Net loss attributable to Chanticleer Holdings, Inc. per common share, basic and diluted:	$ (0.39)	$ (0.34)	$ (1.54)	$ (1.35)	$ (1.98)	$ (2.73)
Weighted average shares outstanding, basic and diluted	9,939,521	3,704,800	5,892,639	3,457,145	3,520,125	2,525,037
Restaurant Sales, Net [Member]
Revenue:
Total revenue	$ 9,414,626	$ 9,848,302	$ 29,703,172	$ 29,802,969	$ 39,665,763	$ 40,495,166
Gaming Income, Net [Member]
Revenue:
Total revenue	121,453	111,301	347,074	285,578	402,611	442,521
Management Fee Income [Member]
Revenue:
Total revenue		24,999	50,000	74,997	100,000	100,000
Franchise Income [Member]
Revenue:
Total revenue	$ 117,361	$ 113,798	$ 461,737	$ 330,295	$ 445,335	$ 395,176